Other Non-Current Assets and Other Non-Current Financial Assets - Other financial assets (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Non-current assets [abstract]
Non-current accounts receivable			$ 1,686	$ 1,245
Derivative financial instruments			3,520	16,710
Others			923	674
Other investments in equity instruments			17,681	22,442
Other non-current financial assets	$ 1,221		$ 23,810	$ 41,071

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3